Statements of Consolidated Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Net income	$ 6.1	$ 4.1	$ 4.1	$ 10.8	$ (0.9)	$ 5.0	$ (0.4)	$ 8.3	$ 25.1	[1]	$ 12.0	$ 70.5
Defined benefit pension plan and VEBAs
Net actuarial (loss) gain arising during the period									(110.6)		25.5	66.3
Prior service cost arising during the period									0		0	(33.8)
Reclassification adjustments:
Less: amortization of net actuarial loss									0.6		0.7	3.8
Less: amortization of prior service cost									4.2		4.2	1.6
Other comprehensive (loss) income relating to defined benefit pension plan and VEBAs									(105.8)		30.4	37.9
Unrealized (loss) gain on available for sale securities									(0.1)		0.1	0
Foreign currency translation adjustment									0.2		(0.5)	(1.5)
Other comprehensive (loss) income, before tax									(105.7)		30.0	36.4
Income tax benefit (expense) related to items of other comprehensive (loss) income									40.4		(11.5)	(14.3)
Other comprehensive (loss) income, net of tax									(65.3)		18.5	22.1
Comprehensive (loss) income									$ (40.2)		$ 30.5	$ 92.6

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).